SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.   SHARE-BASED COMPENSATION

2006 Stock Option Plan

In December 2006, the Board of Directors of the Group approved the 2006 Incentive Stock Option Plan (the “2006 Plan”). Options under the 2006 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The vesting period of the options vary from nil to four years from the date of grant. The Board of Directors authorized a total of 63,456,083 ordinary shares for issuance under the 2006 Plan. As of December 31, 2014, no options to purchase ordinary shares were outstanding or available for future grant.

2008 Stock Option Plan

In January 2008, the Board of Directors of the Group approved the 2008 Stock Option Plan (the “2008 Plan”). Options under the 2008 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The Board of directors authorized a total of 57,370,401 of ordinary shares for issuance under the 2008 Plan. As of December 31, 2014, no options to purchase ordinary shares were available for future grant, and no restricted shares and share options were outstanding.

2011 Share Incentive Plan

In October 2010, the Board of Directors of the Group approved the 2011 Share Incentive Plan  (the “2011 Plan”), under which a maximum of 25,358,047 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2014,  no restricted shares and share options were outstanding under the 2011 Plan.

2012 Share Incentive Plan

In May 2012, the Board of Directors of the Group approved the 2012 Share Incentive Plan  (the “2012  Plan”), under which a maximum of 26,155,837 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2014,  no restricted shares, options or share appreciation rights had been granted under the 2012 Plan.

Option modification

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted under the 2006 and 2008 stock option plan remain unchanged. In addition to the exercise price reduction, the modified options granted under the 2011 Plan contain performance conditions which may accelerate vesting if the Company’s Non-GAAP net income, as defined, reaches certain targets. The modification resulted in incremental compensation cost of $1,955,559, of which $194,146, $11,581 and $267,362 were recorded during the years ended December 31, 2012, 2013 and 2014, respectively.

Share option exchange program

On January 30, 2013, the Board of Directors approved a share option exchange program (the “Share Option Exchange Program”) that offered the Group’s eligible directors and employees the right to exchange vested outstanding share options under the “2006 Plan”, the “2008 Plan” and the “2011 Plan” for the Group’s restricted shares at certain applicable ratio. These replacement restricted shares are subject to a vesting schedule of one year after the grant date. In 2013, a total of 36 directors and employees tendered an aggregate of 64,850,654 options to exchange for an aggregate of 54,888,589 restricted shares. The modification resulted in incremental compensation cost of $2,937,272, of which $2,495,861 and $441,411 was recorded in the years ended December 31, 2013 and 2014, respectively.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below. Expected volatilities are based on the average volatility of the Company with the time period commensurate with the expected time period of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the yield of the Chinese Sovereign Bond denominated in US dollar.

	2011	2013
Average risk-free rate of return	0.36% – 2.27%	0.18% – 0.81%
Expected term	2.70-5.88 years	0.54-4.75 years
Volatility rate	51.37% - 63.63%	85.62% - 112.83%
Expected dividend yield	—	—

There were no options granted for the year ended December 31, 2014.

A summary of the stock option activity is as follows:

		Weighted- average exercise	Weighted- average remaining	Aggregate intrinsic
	Shares	price	contractual life	value
Options outstanding at January 1, 2014	2,200,000	$0.16
Forfeited	(2,200,000)	$0.16
Options outstanding at December 31, 2014	—	—	—	—
Options vested or expected to vest	—	—	—	—
Options exercisable	—	—	—	—

There were no options granted during the years ended December 31, 2013 and 2014.

As of December 31, 2014, there was no unrecognized compensation cost related to non-vested options.

The total intrinsic value of options exercised for the years ended December 31, 2012, 2013 and 2014 was $1,370, nil and nil, respectively.

Restricted shares

On October 4, 2011, the Company granted 11,678,047 restricted shares to employees under the “2011 Plan”. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. Vesting may be accelerated if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The Group does not believe vesting under the performance condition is probable and has recognized compensation expense over the three year vesting period. The grant date fair value of the restricted shares was $2,012,795. The fair value of restricted shares granted and vested during the years ended December 2012, 2013 and 2014 was $582,651 $325,077 and $278,522, respectively. As of December 31, 2014, no above restricted shares were outstanding.

On February 2, 2013, a total of 31 directors and employees tendered an aggregate of 42,125,654 options in exchange for an aggregate of 39,299,154 restricted shares according to the Share Option Exchange Program.  The grant date fair value of the restricted shares was $2,763,298. The fair value of restricted shares granted and vested during the year ended December 31, 2013 and 2014 was $2,533,023 and $376,781, respectively. As of December 31, 2014, no above shares were outstanding.

On February 22, 2013, a total of 5 employees tendered an aggregate of 5,725,000 options in exchange for an aggregate of 4,446,000 restricted shares according to the Share Option Exchange Program. However if these employees’ services are terminated, the unvested Restricted Shares shall become 100% vested upon such termination according to the agreements. The grant date fair value of the restricted shares was $425,358. The fair value of restricted shares granted and vested during the year ended December 2013 was $425,358. As of December 31, 2013, all these five employees were terminated, and accordingly all restricted shares were vested in 2013. As of December 31, 2014, no above shares were outstanding.

On March 1, 2013, the Company granted 630,000 restricted shares to non-executive directors under the 2011 Share Incentive Plan. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. The grant date fair value of the restricted shares was $43,029. During 2014, 393,750 shares of above were forfeited due to the resignation of all above directors. The fair value of restricted shares granted and vested during the years ended December 31, 2013 and 2014 was $11,952 and $4,183, respectively. As of December 31, 2014,  no above shares were outstanding.

On May 11, 2013, a director tendered an aggregate of 17,000,000 options in exchange for an aggregate of 11,143,435 restricted shares according to the Share Option Exchange Program.  The grant date fair value of the restricted shares was $848,881. The fair value of restricted shares granted and vested during the years ended December 31, 2013 and 2014 was $565,921 and $282,960, respectively. As of December 31, 2014,  no above shares were outstanding.

A summary of the restricted shares is as follows:

	Shares	Weighted- average fair value
Restricted shares outstanding at January 1, 2014	16,211,058	$0.10
Granted	—	—
Forfeited	(863,488)	$0.13
Vested	(15,347,570)	$0.10
Restricted shares outstanding at December 31, 2014	—	—

For the years ended December 31, 2012, 2013 and 2014, the Group recorded share-based compensation expense of $2,119,171, $4,175,756 and $985,772 respectively.